CAPITAL LEASE (Narrative) (Details) (USD $)	3 Months Ended
Jun. 30, 2014 D M
Capital Lease 1	$ 190,756
Capital Lease 2	60
Capital Lease 3	3,864
Capital Lease 4	1
Capital Lease 5	188,000
Capital Lease 6	60
Capital Lease 7	3,812
Capital Lease 8	30
Capital Lease 9	$ 1.00